CAPITAL STOCK (Narrative) (Details)				1 Months Ended				12 Months Ended
	Aug. 15, 2019 CAD ($) $ / shares shares	Jan. 11, 2019 CAD ($) Units $ / unit	Dec. 07, 2018 CAD ($) $ / shares shares	Dec. 18, 2019 CAD ($) $ / shares shares	Aug. 16, 2019 CAD ($) $ / shares shares	May 17, 2018 CAD ($) $ / shares shares	Jan. 17, 2017 CAD ($) Units $ / shares	Dec. 31, 2019 CAD ($) Units share year $ / shares $ / unit shares	Dec. 31, 2018 CAD ($) share shares	Dec. 31, 2017 CAD ($)	Jan. 01, 2018 shares
Capital Stock [Line Items]
Weighted average exercise price of warrants granted in share-based payment arrangement								$ 4.03	$ 2.29
Increase (decrease) in number of shares outstanding | shares	4,326,300			12,650,000		8,214,450
Equity Issuance, Price per Share | $ / shares	$ 5.85			$ 7.28		$ 2.10
Capital stock issued	$ 25,308,855			$ 92,092,000		$ 17,250,345		129,244,926	57,674,819
Share issue related cost	$ 1,560,010			$ 5,254,312		1,313,612		$ 6,889,426	1,575,860
Shares issued for mineral property									682,992
Capital stock issuance costs related to mineral property									$ 10,007
Number of warrants exercised in share-based payment arrangement | share								3,959,804	3,511,085
Weighted average exercise price of warrants exercised in share-based payment arrangement								$ 1.50	$ 2.54
Proceeds from warrants exercised									$ 8,901,880
Number of share options exercised in share-based payment arrangement | share								795,000	685,000
Weighted average exercise price of share options exercised in share-based payment arrangement								$ 1.33	$ 0.16
Proceeds from exercise of options									109,600
Capital Stock Issuance Costs Related To Exercise Of Warrants									2,257
Stock options exercised								$ (1,057,600)	(109,600)
Recovery of capital stock issuance costs									$ 11,656
Maximum percentage of issued and outstanding common shares acquirable through stock option plan								10.00%
Number of share options granted in share-based payment arrangement | share								1,976,250	3,487,500
Weighted average exercise price of share options granted in share-based payment arrangement								$ 7.94	$ 2.66
Description of vesting requirements for share-based payment arrangement								Except as noted above, options granted during 2019 and 2018 vest over a one-year period, with 25% vesting after each of three months, six months, nine months, and twelve months after the grant date, respectively.	Except as noted above, options granted during 2019 and 2018 vest over a one-year period, with 25% vesting after each of three months, six months, nine months, and twelve months after the grant date, respectively.
Weighted average remaining life of options outstanding | year								3.09
Share-based compensation								$ 5,892,457	$ 2,981,855
Options exerciseable | share								7,101,250
Issued | Units								27,500
Weighted average market value of shares exercise | $ / shares								$ 5.96
Market value of Deferred Share Unit issued | $ / unit								8.77
Change in accrued DSU liability								$ 241,175
Expiry date June 30, 2020 [Member]
Capital Stock [Line Items]
Share-based compensation								$ 100,652
Options exerciseable | share								55,000
Bottom of range [Member] | Expiry date June 30, 2020 [Member]
Capital Stock [Line Items]
Exercise price								$ 1.88
Top of range [Member] | Expiry date June 30, 2020 [Member]
Capital Stock [Line Items]
Exercise price								$ 3.24
Capital stock [Member]
Capital Stock [Line Items]
Number of shares outstanding | shares								107,471,015	84,922,633		63,602,903
Increase (decrease) in number of shares outstanding | shares								17,856,300	16,886,895
Capital stock issued						17,250,345
Share issue related cost						$ 1,313,612		$ 6,889,426	$ 1,575,860
Shares issued for mineral property (Shares) | shares									236,750
Shares issued for mineral property									$ 682,992
Stock options exercised								$ (1,692,957)	(173,668)
Number of shares cancelled and returned to treasury | shares								62,722
Share-based payment reserve [Member]
Capital Stock [Line Items]
Stock options exercised								$ 635,357	64,068
Share-based compensation								$ 5,892,457	$ 2,981,855
President [Member]
Capital Stock [Line Items]
Number of units issued under private placement | Units							451,800
Price per units issued under private placements | $ / shares							1.66
Proceeds from issuing other equity instruments							$ 749,988
Weighted average exercise price of warrants granted in share-based payment arrangement							2.29
Share issue related cost							$ 15,817
COO [Member]
Capital Stock [Line Items]
Number of units issued under private placement | Units		100,000
Price per units issued under private placements | $ / unit		2.92
Proceeds from issuing other equity instruments		$ 292,000
Weighted average exercise price of warrants granted in share-based payment arrangement		4.03
Share issue related cost		$ 13,998
Ssr Mining Inc [Member]
Capital Stock [Line Items]
Increase (decrease) in number of shares outstanding | shares			8,220,645		780,000
Equity Issuance, Price per Share | $ / shares			$ 3.73		$ 5.85
Capital stock issued			$ 30,663,006		$ 4,563,000
Threshold limit percentage of pro rata ownership interest					9.90%
Share issue related cost			$ 245,823		$ 54,923
Warrants Exercised 1 [Member]
Capital Stock [Line Items]
Number of warrants exercised in share-based payment arrangement | share									1,052,500
Weighted average exercise price of warrants exercised in share-based payment arrangement									$ 1.45
Number of share options exercised in share-based payment arrangement | share								3,959,804
Proceeds from exercise of options								$ 5,931,471
Capital Stock Issuance Costs Related To Exercise Of Warrants								6,183
Warrants Exercised 1 [Member] | Bottom of range [Member]
Capital Stock [Line Items]
Weighted average exercise price of share options exercised in share-based payment arrangement								1.45
Warrants Exercised 1 [Member] | Top of range [Member]
Capital Stock [Line Items]
Weighted average exercise price of share options exercised in share-based payment arrangement								$ 2.29
Warrants Exercised 2 [Member]
Capital Stock [Line Items]
Number of warrants exercised in share-based payment arrangement | share									2,458,585
Weighted average exercise price of warrants exercised in share-based payment arrangement									$ 3.00
Number of share options exercised in share-based payment arrangement | share								795,000
Proceeds from exercise of options								$ 1,057,600
Warrants Exercised 2 [Member] | Bottom of range [Member]
Capital Stock [Line Items]
Weighted average exercise price of share options exercised in share-based payment arrangement								0.16
Warrants Exercised 2 [Member] | Top of range [Member]
Capital Stock [Line Items]
Weighted average exercise price of share options exercised in share-based payment arrangement								$ 3.24
Stock Options Granted 1 [Member]
Capital Stock [Line Items]
Number of share options granted in share-based payment arrangement | share								150,000	500,000
Weighted average exercise price of share options granted in share-based payment arrangement								$ 4.54	$ 1.84
Stock Options Granted 2 [Member]
Capital Stock [Line Items]
Number of share options granted in share-based payment arrangement | share								975,000	955,000
Weighted average exercise price of share options granted in share-based payment arrangement								$ 8.21	$ 1.94
Stock Options Granted 3 [Member]
Capital Stock [Line Items]
Number of share options granted in share-based payment arrangement | share								7,500	50,000
Weighted average exercise price of share options granted in share-based payment arrangement								$ 7.89	$ 2.37
Stock Options Granted 4 [Member]
Capital Stock [Line Items]
Number of share options granted in share-based payment arrangement | share								843,750	100,000
Weighted average exercise price of share options granted in share-based payment arrangement								$ 8.24	$ 2.69
Description of vesting requirements for share-based payment arrangement								These options vest over a 3-year period with 33% vesting after each of one year, two years, and three years after the grant date, respectively
Stock Options Granted 5 [Member]
Capital Stock [Line Items]
Number of share options granted in share-based payment arrangement | share									100,000
Weighted average exercise price of share options granted in share-based payment arrangement									$ 3.41
Stock Options Granted 6 [Member]
Capital Stock [Line Items]
Number of share options granted in share-based payment arrangement | share									200,000
Weighted average exercise price of share options granted in share-based payment arrangement									$ 3.30
Stock Options Granted 7 [Member]
Capital Stock [Line Items]
Number of share options granted in share-based payment arrangement | share									1,582,500
Weighted average exercise price of share options granted in share-based payment arrangement									$ 3.24
Options granted during 2019 [Member]
Capital Stock [Line Items]
Share-based compensation								$ 2,422,738
Options granted during 2019 [Member] | Share-based compensation - expensed [Member]
Capital Stock [Line Items]
Share-based compensation								1,457,438
Options granted during 2019 [Member] | Capitalized as exploration expenditures [Member]
Capital Stock [Line Items]
Share-based compensation								965,300
Options granted during 2018 [Member]
Capital Stock [Line Items]
Share-based compensation								3,369,067	2,700,894
Options granted during 2018 [Member] | Share-based compensation - expensed [Member]
Capital Stock [Line Items]
Share-based compensation								1,976,105	2,298,407
Options granted during 2018 [Member] | Capitalized as exploration expenditures [Member]
Capital Stock [Line Items]
Share-based compensation								$ 1,392,962	$ 402,487
Options granted during 2017 [Member]
Capital Stock [Line Items]
Share-based compensation										$ 280,961
Options granted during 2017 [Member] | Share-based compensation - expensed [Member]
Capital Stock [Line Items]
Share-based compensation										246,427
Options granted during 2017 [Member] | Capitalized as exploration expenditures [Member]
Capital Stock [Line Items]
Share-based compensation										$ 34,534